Financial instruments: classification (Tables)	6 Months Ended
Jun. 30, 2021
Financial instruments: classification
Schedule of classification for financial assets and liabilities

			Amortised	Other
	MFVTPL	FVOCI	cost	assets	Total
Assets	£m	£m	£m	£m	£m
Cash and balances at central banks			151,511		151,511
Trading assets	70,195				70,195
Derivatives (1)	109,556				109,556
Settlement balances			7,793		7,793
Loans to banks - amortised cost (2)			8,176		8,176
Loans to customers - amortised cost (3)			362,711		362,711
Other financial assets	340	42,085	9,044		51,469
Intangible assets				6,694	6,694
Other assets				7,753	7,753
30 June 2021	180,091	42,085	539,235	14,447	775,858

Cash and balances at central banks			124,489		124,489
Trading assets	68,990				68,990
Derivatives (1)	166,523				166,523
Settlement balances			2,297		2,297
Loans to banks - amortised cost (2)			6,955		6,955
Loans to customers - amortised cost (3)			360,544		360,544
Other financial assets	440	44,902	9,806		55,148
Intangible assets				6,655	6,655
Other assets				7,890	7,890
31 December 2020	235,953	44,902	504,091	14,545	799,491

	Held-for-		Amortised	Other
	trading	DFV	cost	liabilities	Total
Liabilities	£m	£m	£m	£m	£m
Bank deposits (4)			14,394		14,394
Customer deposits			467,214		467,214
Settlement balances			7,119		7,119
Trading liabilities	75,847				75,847
Derivatives (1)	103,992				103,992
Other financial liabilities		1,961	44,157		46,118
Subordinated liabilities		744	7,952		8,696
Notes in circulation			2,906		2,906
Other liabilities (5)			1,818	3,869	5,687
30 June 2021	179,839	2,705	545,560	3,869	731,973

Bank deposits (4)			20,606		20,606
Customer deposits			431,739		431,739
Settlement balances			5,545		5,545
Trading liabilities	72,256				72,256
Derivatives (1)	160,705				160,705
Other financial liabilities		2,403	43,408		45,811
Subordinated liabilities		793	9,169		9,962
Notes in circulation			2,655		2,655
Other liabilities (5)			1,882	4,506	6,388
31 December 2020	232,961	3,196	515,004	4,506	755,667

Notes:

(1)	Includes net hedging derivatives assets of £42 million (31 December 2020 - £93 million) and net hedging derivatives liabilities of £136 million (31 December 2020 - £130 million).
(2)	Includes items in the course of collection from other banks of £275 million (31 December 2020 - £148 million).
(3)	Includes finance lease receivables of £8,765 million (31 December 2020 - £9,061 million).
(4)	Includes items in the course of transmission to other banks of £92 million (31 December 2020 - £12 million).
(5)	Includes lease liabilities of £1,652 million (31 December 2020 - £1,698 million).

Notes

7. Financial instruments continued

Schedule of financial assets and liabilities

	30 June	31 December
	2021	2020
	£m	£m
Reverse repos
Trading assets	24,718	19,404
Loans to banks - amortised cost	382	153
Loans to customers - amortised cost	22,706	25,011

Repos
Bank deposits	4,261	6,470
Customer deposits	16,751	5,167
Trading liabilities	23,720	19,036

Schedule of financial assets and liabilities at fair value by valuation hierarchy

	30 June 2021				31 December 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	—	38,664	163	38,827	—	39,550	225	39,775
Securities	22,048	9,205	115	31,368	21,535	7,599	81	29,215
Derivatives	—	108,622	934	109,556	—	165,441	1,082	166,523
Other financial assets
Loans	—	394	588	982	—	185	168	353
Securities	32,422	8,827	194	41,443	35,972	8,850	167	44,989
Total financial assets held at fair value	54,470	165,712	1,994	222,176	57,507	221,625	1,723	280,855

Liabilities
Trading liabilities
Deposits	—	42,528	3	42,531	—	44,062	7	44,069
Debt securities in issue	—	1,205	—	1,205	—	1,408	—	1,408
Short positions	23,659	8,451	1	32,111	19,045	7,734	—	26,779
Derivatives	—	103,311	681	103,992	—	159,818	887	160,705
Other financial liabilities
Debt securities in issue	—	1,243	—	1,243	—	1,607	—	1,607
Other deposits	—	718	—	718	—	796	—	796
Subordinated liabilities	—	744	—	744	—	793	—	793
Total financial liabilities held at fair value	23,659	158,200	685	182,544	19,045	216,218	894	236,157

Notes:

(1)	Level 1 - Instruments valued using unadjusted quoted prices in active and liquid markets, for identical financial instruments. Examples include government bonds, listed equity shares and certain exchange-traded derivatives.

Level 2 - Instruments valued using valuation techniques that have observable inputs. Examples include most government agency securities, investment-grade corporate bonds, certain mortgage products, including CLOs, most bank loans, repos and reverse repos, less liquid listed equities, state and municipal obligations, most notes issued, and certain money market securities and loan commitments and most OTC derivatives.

Level 3 - Instruments valued using a valuation technique where at least one input which could have a significant effect on the instrument's valuation, is not based on observable market data. Examples include cash instruments which trade infrequently, certain syndicated and commercial mortgage loans, certain emerging markets and derivatives with unobservable model inputs.

(2)	Transfers between levels are deemed to have occurred at the beginning of the quarter in which the instrument was transferred. There were no significant transfers between level 1 and level 2.
(3)	For an analysis of debt securities held at mandatorily fair value through profit or loss by issuer as well as ratings and derivatives, by type and contract, refer to Risk and capital management – Credit risk.
(4)	The determination of an instrument’s level cannot be made at a global product level as a single product type can be in more than one level. For example, a single name corporate credit default swap could be in level 2 or level 3 depending on whether the reference counterparty’s obligations are liquid or illiquid.

Schedule of financial instruments carried at fair value on the balance sheet by valuation sensitivities for level 3 balances

	30 June 2021			31 December 2020
	Level 3	Favourable	Unfavourable	Level 3	Favourable	Unfavourable
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	163	10	—	225	10	—
Securities	115	10	—	81	—	—
Derivatives	934	60	(70)	1,082	80	(80)
Other financial assets
Loans	588	30	(50)	168	20	(10)
Securities	194	30	(20)	167	30	(20)
Total financial assets held at fair value	1,994	140	(140)	1,723	140	(110)

Liabilities
Trading liabilities
Deposits	3	—	—	7	—	—
Short Positions	1	—	—	—	—	—
Derivatives	681	40	(40)	887	50	(40)
Total financial liabilities held at fair value	685	40	(40)	894	50	(40)

Schedule of movement in level 3 assets and liabilities

	Half year ended 30 June 2021				Half year ended 30 June 2020
		Other				Other
	Trading	financial	Total	Total	Trading	financial	Total	Total
	assets (1)	assets (2)	assets	liabilities	assets (1)	assets (2)	assets	liabilities
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	1,388	335	1,723	894	2,233	321	2,554	1,317
Amount recorded in the income statement (3)	(125)	3	(122)	(98)	313	(1)	312	97
Amount recorded in the statement of comprehensive income	—	17	17	—	—	62	62	—
Level 3 transfers in	42	428	470	15	133	207	340	6
Level 3 transfers out	(68)	—	(68)	(116)	(101)	—	(101)	(337)
Purchases	168	10	178	114	366	10	376	100
Settlements	(36)	(4)	(40)	(15)	(113)	—	(113)	(14)
Sales	(156)	(4)	(160)	(107)	(933)	(1)	(934)	(164)
Foreign exchange and other adjustments	(1)	(3)	(4)	(2)	5	8	13	3
At 30 June	1,212	782	1,994	685	1,903	606	2,509	1,008
Amounts recorded in the income statement in respect of balances held at year end - unrealised	(125)	3	(122)	(98)	313	(1)	312	97

Notes:

(1)	Trading assets comprise assets held at fair value in trading portfolios.
(2)	Other financial assets comprise fair value through other comprehensive income, designated at fair value through profit or loss and other fair value through profit or loss.Movement in the period primarily reflects increase in loan positions classified as HTC&S under IFRS 9 and fair valued through other comprehensive income.
(3)	£27 million net losses on trading assets and liabilities (30 June 2020 - £215 million net gains) were recorded in income from trading activities. Net gains on other instruments of £3 million (30 June 2020 - nil gains) were recorded in other operating income and interest income as appropriate.

Notes

7. Financial instruments continued

Valuation reserves

Schedule of financial instruments valuation adjustments

	30 June	31 December
	2021	2020
	£m	£m
Funding - FVA	79	140
Credit - CVA	385	390
Bid - Offer	108	148
Product and deal specific	163	172
	735	850

●

Valuation reserves comprising of credit valuation adjustments (CVA), funding valuation adjustment (FVA), bid-offer and product and deal specific reserves, decreased to £735 million at 30 June 2021 (31 December 2020 – £850 million).

●	There was a reallocation of FVA to CVA during the period following an update to the risk management of certain exposures.
●	The net decrease across CVA, FVA and bid-offer reserves was driven by reduced exposures, due to increases in interest rates and trade exit activity, and reduced risk.

Schedule of carrying value and fair value of financial instruments carried at amortised cost on the balance sheet

	Items where fair value
	approximates	Carrying		Fair value hierarchy level
	carrying value	value	Fair value	Level 1	Level 2	Level 3
30 June 2021	£bn	£bn	£bn	£bn	£bn	£bn
Financial assets
Cash and balances at central banks	151.5
Settlement balances	7.8
Loans to banks	0.3	7.9	7.9		5.0	2.9
Loans to customers		362.7	359.8		25.3	334.5
Other financial assets
Securities		9.0	9.1	5.4	0.9	2.8
Financial liabilities
Bank deposits	5.9	8.5	8.5		3.7	4.8
Customer deposits	388.1	79.1	79.1		20.7	58.4
Settlement balances	7.1
Other financial liabilities
Debt securities in issue		44.2	45.3	—	34.9	10.4
Subordinated liabilities		8.0	8.5	—	8.4	0.1
Notes in circulation	2.9

31 December 2020
Financial assets
Cash and balances at central banks	124.5
Settlement balances	2.3
Loans to banks	0.1	6.9	6.9	—	3.8	3.1
Loans to customers		360.5	359.2	—	25.2	334.0
Other financial assets
Securities		9.8	10.1	5.9	1.2	3.0
Financial liabilities
Bank deposits	4.4	16.2	16.2	—	11.3	4.9
Customer deposits	371.7	60.0	60.1	—	10.1	50.0
Settlement balances	5.5
Other financial liabilities
Debt securities in issue		43.4	44.6	—	34.7	9.9
Subordinated liabilities		9.2	9.8	—	9.7	0.1
Notes in circulation	2.7